Annual Total Returns [BarChart] - First Trust Dorsey Wright Dynamic Focus 5 ETF - First Trust Dorsey Wright Dynamic Focus 5 ETF	Feb. 01, 2021
Bar Chart Table:
2017	19.84%
2018	(8.07%)
2019	18.78%
2020	12.54%